401(k) Savings Plan	9 Months Ended
Sep. 30, 2014
Postemployment Benefits [Abstract]
401(k) Savings Plan

13. 401(k) Savings Plan

The Company established a defined-contribution savings plan under Section 401(k) of the Code. The 401(k) Plan covers all employees who meet defined minimum age and service requirements, and allows participants to defer a portion of their annual compensation on a pretax basis. The amount of contributions that the Company made to the 401(k) Plan during the nine months ended September 30, 2014 was $25,000 and no contributions were made during the year ended December 31, 2013.